Offerings	May 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share, VIDA Global Inc. 2026 Omnibus Equity Incentive Plan
Amount Registered | shares	1,264,105
Proposed Maximum Offering Price per Unit	2.27
Maximum Aggregate Offering Price	$ 2,869,518.35
Fee Rate	0.01381%
Amount of Registration Fee	$ 396.28
Offering Note	a. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Class A common stock. b. Represents (i) shares of Class A common stock reserved for future issuance pursuant to stock options, restricted stock units ("RSUs"), and other awards under the Registrant's 2026 Omnibus Equity Incentive Plan (the "2026 Plan") and (ii) additional shares of Class A common stock that will become available for future issuance pursuant to equity awards under the 2026 Plan to the extent the options outstanding under the Registrant's 2022 Equity Incentive Plan, as amended (the "2022 Plan") immediately prior to the filing of this Registration Statement expire, terminate prior to settlement, are not issued because the award is settled in cash, are forfeited because of the failure to vest, or are reacquired or withheld (or not issued) to satisfy a tax withholding obligation. c. The number of shares reserved for issuance under the 2026 Plan will automatically increase on January 1 of each fiscal year for a period of ten years, commencing on January 1, 2027 and ending on (and including) January 1, 2036, in an amount equal to 3% of the total number of shares of Class A common stock outstanding on December 31 of the preceding calendar year; provided, however that the Registrant's board of directors (or its designee) may act prior to January 1 of a given calendar year to provide that the increase for such year will be a lesser number of shares of Class A common stock. d. Estimated pursuant to Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee for the additional shares to be reserved under the 2026 Plan, on the basis of the average of the high and low prices of the Registrant's Class A common stock as reported on the NYSE American LLC ("NYSE") on May 19, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share, VIDA Global Inc. 2022 Equity Incentive Plan
Amount Registered | shares	711,751
Proposed Maximum Offering Price per Unit	0.23
Maximum Aggregate Offering Price	$ 163,702.73
Fee Rate	0.01381%
Amount of Registration Fee	$ 22.61
Offering Note	See note 1.a. above. a. Represents shares of Class A common stock issuable pursuant to stock options outstanding under the 2022 Plan immediately prior to the filing of this Registration Statement. The 2022 Plan has been terminated, and no further equity awards will be made pursuant to the 2022 Plan. The shares of Class A common stock reserved for issuance pursuant to such stock options will become available for issuance under the 2026 Plan to the extent any such shares (i) are not issued because such stock option or any portion thereof expires or otherwise terminates without all of the shares covered by such stock option having been issued, (ii) are not issued because such stock option or any portion thereof is settled in cash, (iii) are forfeited back to or repurchased by the Registrant because of the failure to meet a contingency or condition required for the vesting of such shares, (iv) are withheld or reacquired to satisfy the exercise, strike, or purchase price, or (v) are withheld or reacquired to satisfy a tax withholding obligation. b. Estimated in accordance with Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per unit is based upon $0.23 per share, which is the weighted-average exercise price of the stock options outstanding under the 2022 Plan.